Earnings per share - Summary of earnings per share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
	May 01, 2019	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Earnings per share [abstract]
Profit attributable to equity holders of Shinhan Financial Group		₩ 4,368,035		₩ 4,665,643		₩ 4,019,254
Less:
Dividends to hybrid bonds		(189,672)		(156,277)		(116,388)
Net profit available for common stock		₩ 4,178,363		₩ 4,509,366		₩ 3,902,866
Weighted average number of common shares outstanding	512,759,471	519,207,776	[1]	530,638,621	[1]	534,049,948	[1]
Basic earnings per share		₩ 8,048		₩ 8,498		₩ 7,308
Diluted earnings per share		₩ 8,048		₩ 8,498		₩ 7,308

[1]	The number of common shares outstanding is 512,759,471 shares. The above weighted-average stocks are calculated by reflecting 17,482,000 shares of convertible preferred shares issued on May 1, 2019 and then converted into common shares on May 1, 2023, and 7,814,685 shares and 13,507,398 shares of treasury stock acquired and canceled during the periods ended December 31, 2022 and December 31, 2023.